                    OPPENHEIMER CAPITAL APPRECIATION FUND
                   Supplement dated January 1, 2004 to the
                      Prospectus dated October 23, 2003

The Prospectus is changed as follows:

1.    The  table  on page 7  entitled  "Annual  Fund  Operating  Expenses"  is revised as  follows:  The  "Management  Fees" are changed to 0.57% for each  of  Classes  A,  B,  C, N and  Class  Y and  the  "Total  Annual
        Operating  Expenses"  are  changed to 1.16% for Class A shares,  2.09%
        for Class B shares,  1.95% for Class C shares,  1.45% for N shares and
        0.77% for Class Y shares.

2.    The  following  sentence  should be added at the end of paragraph of the footnotes  on page 7 directly  below the table  entitled  "Annual Fund
        Operating Expenses".

            Effective  January 1, 2004 the  management fee schedule is revised as  described  in the  section  "How  the  Fund is  Managed  - The
            Manager - Advisory Fees." The "Management  Fees" and "Total Annual
            Operating  Expenses"  in the table have been  restated  to reflect the current fees.

3.    The chart below the  section  entitled  "EXAMPLES"  on page 8 is deleted and replaced with the following:

            If shares are   1 Year   3 Years  5 Years    10 Years
            redeemed:
            -------------------------------------------------------
            -------------------------------------------------------
            Class A Shares  $686     $922     $1,177     $1,903
            -------------------------------------------------------
            -------------------------------------------------------
            Class B Shares  $712     $955     $1,324     $1,9631
            -------------------------------------------------------
            -------------------------------------------------------
            Class C Shares  $298     $612     $1,052     $2,275
            -------------------------------------------------------
            -------------------------------------------------------
            Class N Shares  $248     $459     $792       $1,735
            -------------------------------------------------------
            -------------------------------------------------------
            Class Y Shares  $79      $246     $428       $954

            If shares are   1 Year   3 Years  5 Years    10 Years
            not redeemed:
            -------------------------------------------------------
            -------------------------------------------------------
            Class A Shares  $686     $922     $1,177     $1,903
            -------------------------------------------------------
            -------------------------------------------------------
            Class B Shares  $212     $655     $1,124     $1,9631
            -------------------------------------------------------
            -------------------------------------------------------
            Class C Shares  $198     $612     $1,052     $2,275
            -------------------------------------------------------
            -------------------------------------------------------
            Class N Shares  $148     $459     $792       $1,735
            -------------------------------------------------------
            -------------------------------------------------------
            Class Y Shares  $79      $246     $428       $954

4.    The paragraph  captioned "Advisory Fees" under the section "How the Fund is Managed" on page 11 is deleted and replaced with the following:

         Advisory  Fees.  Effective  January  1,  2004,  under the  investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's  assets grow:  0.75% of the first $200  million of average  annual net assets of the Fund,
            0.72% of the next $200  million,  0.69% of the next $200  million,
            0.66% of the next $200  million,  0.60% of the next $700  million,
            0.58% of the next $1.0  billion,  0.56% of the next $2.0  billion,
            0.54% of the next $2.0  billion,  0.52% of the next $2.0  billion, and 0.50% of  average  annual net assets  over $8.5  billion.  The
            Fund's  management  fee for its last fiscal year ended  August 31,
            2003 was 0.58% of  average  annual  net  assets  for each class of shares.  If the  revised  advisory  fee rate  had  been in  effect during the last fiscal year,  the  management  fee would have been
            0.57%.

   January 1, 2004                                                    PS0320.019